Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (2,392)	$ (4,160)	$ (4,777)	$ (8,329)
Unrealized gains (losses)	(5,434)	8,462	(9,666)	20,632
Total	(7,826)	4,302	(14,443)	12,303
Unrealized gains (losses)			(4,727)	11,703
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(2,392)	(4,310)	(4,777)	(8,788)
Unrealized gains (losses)	(5,333)	7,522	(9,525)	19,420
Total	(7,725)	3,212	(14,302)	10,632
Interest rate swaption agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			0	0
Unrealized gains (losses)			0	2
Total			0	2
Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0	0
Unrealized gains (losses)	(101)	0	(101)	0
Total	(101)	0	(101)	0
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	150	0	459
Unrealized gains (losses)	0	940	(40)	1,210
Total	0	1,090	(40)	1,669
Cross currency swap agreements | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(1,226)	(18,364)	(4,580)	2,586
Realized gains (losses)	(1,087)	(1,798)	(2,521)	(3,182)
Unrealized gains (losses)	$ (139)	$ (16,566)	$ (2,059)	$ 5,768